Financial Risk Management - Summary of Quantification Extent to Collateral and other Credit Enhancements Mitigate Credit Risk Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
12-month expected credit losses
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	₩ 114,669,115	₩ 100,429,157
Deposits and savings	2,461,434	1,855,720
Property and equipment	15,121,688	14,648,523
Real estate	196,412,901	191,121,014
Total	328,665,138	308,054,414
Lifetime expected credit losses
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	122,734,565	107,791,583
Deposits and savings	2,606,463	2,043,720
Property and equipment	16,672,928	15,830,917
Real estate	218,680,412	208,622,803
Total	360,694,368	334,289,023
Non-impaired
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	7,639,754	7,060,738
Deposits and savings	129,853	141,016
Property and equipment	1,109,156	1,002,291
Real estate	19,374,276	15,793,644
Total	28,253,039	23,997,689
Impaired
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	425,696	301,688
Deposits and savings	15,176	46,984
Property and equipment	442,084	180,103
Real estate	2,893,235	1,708,145
Total	₩ 3,776,191	₩ 2,236,920